Property, plant and equipment - Analysis of additions to property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Additions during the year	$ 371,089	$ 176,003	$ 160,527
Capital work in progress
Disclosure of detailed information about property, plant and equipment [line items]
Additions during the year	224,479	87,014	91,004
Decommissioning estimates
Disclosure of detailed information about property, plant and equipment [line items]
Additions during the year	7,212	8,315	405
Right-of-use asset
Disclosure of detailed information about property, plant and equipment [line items]
Additions during the year	113,722	72,888	47,470
Base station equipment (other equipment)
Disclosure of detailed information about property, plant and equipment [line items]
Additions during the year	13,666	$ 7,786	$ 21,648
Non-cash, other
Disclosure of detailed information about property, plant and equipment [line items]
Additions during the year	$ 12,010